Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents
24.	Cash and cash equivalents

	31 December 2019	31 December 2018
Cash in hand	131	144
Banks	10,238,310	7,413,113
– Demand deposits	632,022	587,007
– Time deposits	9,606,288	6,826,106
Other cash and cash equivalents	274	5,982

Cash and cash equivalents	10,238,715	7,419,239

As at 31 December 2019, the average effective interest rates of TL, USD and EUR time deposits are 10.7%, 2.3% and 0.4% (31 December 2018: 22.5%, 5.9% and 3.3%) respectively.
As at 31 December 2019, average maturity of time deposits is 38 days (31 December 2018: 35 days).